Schedule of translation of amounts exchange rates (Details)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Average Rate – HKD:US$ Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Year-end spot rate – RMB:US$ exchange rate	7.8038	7.7930	7.8259
Average Rate – RMB:US$ Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Year-end spot rate – RMB:US$ exchange rate	7.1019	7.2163	7.1671
Year-end Spot Rate – HKD:US$ Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Year-end spot rate – RMB:US$ exchange rate	7.8400	7.7799
Year-end Spot Rate – RMB:US$ Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Year-end spot rate – RMB:US$ exchange rate	6.8980	7.2567